Details of Significant Accounts - Current financial assets at amortized cost - Additional Information (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Details of Significant Accounts
Financial assets at amortised cost pledged to others	$ 0
Percentage of financial assets at amortized cost denominated in reporting currency	95.00%